Property and Equipment, net - Summary of Property Plant and Equipment, Net (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 41,005	$ 35,700	$ 25,280
Less: Accumulated depreciation and amortization	(27,051)	(23,260)	(17,047)
Property, Plant and Equipment, Other, Net	13,954	12,440	8,233
Property, Plant and Equipment, Net	22,555	20,458	15,908
Satellites in-service
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	31,214	26,196	16,804
Internally developed software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,171	2,166	2,151
Ground stations in-service
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,876	1,872	1,996
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,598	1,589	1,419
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,898	1,873	1,284
Computer equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,396	1,153	806
Computer software and website development
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	472	472	471
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	380	379	349
Satellite, launch and ground station work in progress
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Other, Net	6,692	4,934
Property, Plant and Equipment, Net		4,934	5,811
Finished satellites not in-service
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Other, Net	$ 1,909	3,084
Property, Plant and Equipment, Net		$ 3,084	$ 1,864